Significant Accounting Policies (narrative) (detail) (USD $)	12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Mar. 31, 2011
Sales Revenue [Line Items]
Net Sales	$ 1,276,297,000	$ 1,257,805,000	$ 1,189,585,000
Advertising Expense	1,400,000	3,200,000
Dererred Financing Cost	1,100,000
General Mills Operations LLC [Member]
Sales Revenue [Line Items]
Net Sales	151,200,000	151,000,000
UnshippedProduct	$ 75,700,000
Net Sales Percentage	13.00%	13.00%	16.00%
Top Ten Customers [Member]
Sales Revenue [Line Items]
Net Sales Percentage	47.00%	49.00%	49.00%
Seneca Foods Plants [Member]
Real Estate Properties [Line Items]
Number of Real Estate Properties	24
Seneca Foods Warehouses [Member]
Real Estate Properties [Line Items]
Number of Real Estate Properties	30